OPERATING SEGMENT - Geographic Information (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Geographic information:
Revenue	Rp 130,788	$ 9,095	Rp 130,788	Rp 128,256	Rp 116,333
Non-current operating assets	147,944		147,944	133,402	117,319
Indonesia
Geographic information:
Revenue			127,442	125,970	114,086
Non-current operating assets	144,296		144,296	130,169	114,948
Foreign countries
Geographic information:
Revenue			3,346	2,286	2,247
Non-current operating assets	Rp 3,648		Rp 3,648	Rp 3,233	Rp 2,371